Fair Value Measurement - Summary of Assets and Liabilities Measured Or Disclosed At Fair Value (Detail) - Fair Value, Measurements, Recurring - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets
Total	¥ 68,378	¥ 64,355
Total (losses) gains	5,507	(49,664)
Liabilities
Purchase consideration payables	15,784	15,845
Contingent consideration	1,800	1,800
Total	17,584	17,645
Short-term investments, commercial bank deposits - recurring
Assets
Short-term investments fair value		2,500
Short-term investments, alternative investment fund
Assets
Short-term investments fair value	68,378	61,855
Total (losses) gains	5,507	(49,664)
Level 2
Assets
Total		2,500
Level 2 | Short-term investments, commercial bank deposits - recurring
Assets
Short-term investments fair value		2,500
Level 3
Liabilities
Purchase consideration payables	15,784	15,845
Contingent consideration	1,800	1,800
Total	¥ 17,584	¥ 17,645